Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-Diluted

The following financial instruments were not included in the diluted loss per share calculation for the three months and six months ended June 30, 2015 because their effect was anti-dilutive:

As of
June 30, 2015
Stock options	12,450,000
Warrants	22,991,679
Excluded potentially dilutive securities	35,441,679

The following financial instruments were not included in the diluted loss per share calculation for the year ended December 31, 2014 because their effect was anti-dilutive:

As of
December 31, 2014
Stock options	12,450,000
Warrants	875,000
Series C Convertible Preferred	2,200,000
Excluded potentially dilutive securities	15,525,000